Schedule of investments
Nomura Floating Rate Fund	April 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Collateralized Loan Obligations — 4.42%
ABPCI Direct Lending Fund CLO II
Series 2017-1A DRR 144A 7.825% (TSFR03M + 4.15%, Floor 4.15%) 7/20/37 #, •	250,000	$ 249,231
Series 2017-1A ERR 144A 11.175% (TSFR03M + 7.50%, Floor 7.50%) 7/20/37 #, •	400,000	398,194

AGL CLO 3 Series 2020-3A ER 144A 8.923% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	792,279
AGL CLO 32 Series 2024-32A E 144A 9.422% (TSFR03M + 5.75%, Floor 5.75%) 7/21/37 #, •	450,000	425,694
AIMCO CLO 18 Series 2022-18A ER 144A 9.175% (TSFR03M + 5.50%, Floor 5.50%) 7/20/37 #, •	250,000	246,922
Atlas Senior Loan Fund XX Series 2022-20A D1R 144A 7.525% (TSFR03M + 3.85%, Floor 3.85%) 10/19/37 #, •	1,000,000	995,867
Bain Capital Credit CLO Series 2017-2A ER3 144A 11.007% (TSFR03M + 7.34%, Floor 7.34%) 7/25/37 #, •	450,000	419,135
Ballyrock CLO 26 Series 2024-26A C1 144A 6.967% (TSFR03M + 3.30%, Floor 3.30%) 7/25/37 #, •	500,000	502,074
Barings CLO
Series 2024-2A E 144A 9.573% (TSFR03M + 5.90%, Floor 5.90%) 7/15/39 #, •	1,000,000	979,569
Series 2024-5A D2 144A 7.773% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	1,000,000	989,131

Bear Mountain Park CLO Series 2022-1A ER 144A 9.623% (TSFR03M + 5.95%, Floor 5.95%) 7/15/37 #, •	750,000	650,559
Benefit Street Partners CLO Series 2015-6BR ER 144A 8.425% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	846,192
Carlyle US CLO Series 2021-11A ER 144A 10.167% (TSFR03M + 6.50%, Floor 6.50%) 7/25/37 #, •	450,000	417,227
Dryden CLO 85 Series 2020-85A ER2 144A 10.673% (TSFR03M + 7.00%, Floor 7.00%) 7/15/37 #, •	500,000	470,315
Dryden CLO 109 Series 2022-109A ER 144A 9.023% (TSFR03M + 5.35%, Floor 5.35%) 4/15/38 #, •	1,000,000	957,850
NQ- 215 [0426] 0626 (5551000)    1

Schedule of investments
Nomura Floating Rate Fund
	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Elmwood CLO 17 Series 2022-4A ER 144A 9.38% (TSFR03M + 5.70%, Floor 5.70%) 7/17/37 #, •	450,000	$ 432,095
GoldenTree Loan Management US CLO 20 Series 2024-20A E 144A 9.575% (TSFR03M + 5.90%, Floor 5.90%) 7/20/37 #, •	750,000	742,971
KKR CLO 27 Series 27A ER2 144A 9.923% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	907,633
Lodi Park CLO Series 2024-1A D1 144A 6.672% (TSFR03M + 3.00%, Floor 3.00%) 7/21/37 #, •	750,000	745,540
Madison Park Funding XXXI Series 2018-31A ER 144A 10.066% (TSFR03M + 6.40%, Floor 6.40%) 7/23/37 #, •	1,000,000	912,503
Madison Park Funding XXXIV Series 2019-34A D1RR 144A 7.03% (TSFR03M + 3.35%, Floor 3.35%) 10/16/37 #, •	1,500,000	1,461,687
Morgan Stanley Eaton Vance CLO Series 2025-21A E 144A 8.373% (TSFR03M + 4.70%, Floor 4.70%) 4/15/38 #, •	220,000	213,164
Neuberger Berman Loan Advisers CLO 56 Series 2024-56A D 144A 6.767% (TSFR03M + 3.10%, Floor 3.10%) 7/24/37 #, •	1,000,000	1,001,185
Neuberger Berman Loan Advisers CLO 57 Series 2024-57A D1 144A 6.567% (TSFR03M + 2.90%, Floor 2.90%) 10/24/38 #, •	1,000,000	1,001,272
Octagon Investment Partners 48 Series 2020-3A DAR2 144A 6.823% (TSFR03M + 3.15%, Floor 3.15%) 1/15/39 #, •	1,000,000	1,001,901
OHA Loan Funding Series 2016-1A D1R2 144A 6.725% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	600,000	598,932
Palmer Square CLO
Series 2024-2A D2 144A 8.025% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	990,688
Series 2024-2A E 144A 9.375% (TSFR03M + 5.70%, Floor 5.70%) 7/20/37 #, •	1,000,000	990,575

Silver Point CLO 5 Series 2024-5A E 144A 10.075% (TSFR03M + 6.40%, Floor 6.40%) 10/20/37 #, •	900,000	814,400
Sound Point CLO Series 2025-1RA E 144A 11.236% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	437,096
2    NQ- 215 [0426] 0626 (5551000)

	Principal amount°	Value (US $)
Collateralized Loan Obligations (continued)

Symphony CLO XXII Series 2020-22A DR 144A 6.975% (TSFR03M + 3.30%, Floor 3.30%) 4/18/33 #, •	1,000,000	$ 991,738
TCW CLO Series 2024-2A E 144A 10.93% (TSFR03M + 7.25%, Floor 7.25%) 7/17/37 #, •	550,000	515,400
Venture CLO 49 Series 2024-49A E 144A 11.355% (TSFR03M + 7.68%, Floor 7.68%) 4/20/37 #, •	1,000,000	541,513
Verde CLO Series 2019-1A DRR 144A 6.873% (TSFR03M + 3.20%, Floor 3.20%) 4/15/32 #, •	1,000,000	1,000,375
Wellfleet CLO
Series 2022-1A D1R 144A 7.623% (TSFR03M + 3.95%, Floor 3.95%) 7/15/37 #, •	1,000,000	966,937
Series 2022-1A ER 144A 11.423% (TSFR03M + 7.75%, Floor 7.75%) 7/15/37 #, •	550,000	494,379
Total Collateralized Loan Obligations (cost $27,751,415)		26,102,223

Convertible Bond — 0.04%
Communication Services — 0.04%
New Cotai PIK 5.00% exercise price $0.40, maturity date 2/2/27 =, >>	269,739	236,914
Total Convertible Bond (cost $260,821)		236,914

Corporate Bonds — 3.33%
Communication Services — 0.78%
Digicel International Finance 144A 8.625% 8/1/32 #	1,000,000	1,041,046
Iliad Holding 144A 8.50% 4/15/31 #	1,000,000	1,061,567
McGraw-Hill Education 144A 7.375% 9/1/31 #	1,000,000	1,033,875
Univision Communications 144A 8.875% 4/15/33 #	1,000,000	1,006,195
VZ Secured Financing 144A 5.00% 1/15/32 #	500,000	438,516
		4,581,199
Consumer Discretionary — 0.51%
American Axle & Manufacturing 144A 6.375% 10/15/32 #	571,000	570,245
New Flyer Holdings 144A 9.25% 7/1/30 #	750,000	809,767
S&S Holdings 144A 8.375% 10/1/31 #	1,759,000	1,619,869
		2,999,881
NQ- 215 [0426] 0626 (5551000)    3

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 0.28%
Hilcorp Energy I
144A 6.00% 2/1/31 #	305,000	$ 301,597
144A 6.25% 4/15/32 #	698,000	693,871

Transocean International 144A 7.875% 10/15/32 #	582,000	623,906
		1,619,374
Financials — 0.34%
Ardonagh Finco 144A 7.75% 2/15/31 #	1,000,000	1,021,577
Howden UK Refinance 144A 7.25% 2/15/31 #	1,000,000	1,007,276
		2,028,853
Healthcare — 0.35%
Amneal Pharmaceuticals 144A 6.875% 8/1/32 #	1,000,000	1,039,788
Global Medical Response 144A 7.375% 10/1/32 #	1,000,000	1,043,010
		2,082,798
Industrials — 0.76%
Bombardier 144A 8.75% 11/15/30 #	500,000	531,482
Columbus McKinnon 144A 7.125% 2/1/33 #	1,000,000	1,006,250
CompoSecure Holdings 144A 5.625% 2/1/33 #	285,000	279,505
FTAI Aviation Investors 144A 7.00% 6/15/32 #	500,000	516,514
Manitowoc 144A 9.25% 10/1/31 #	2,000,000	2,140,914
		4,474,665
Materials — 0.13%
Sword Purchaser 144A 8.25% 4/15/33 #	750,000	768,002
		768,002
Utilities — 0.18%
Venture Global LNG 144A 8.375% 6/1/31 #	500,000	521,552
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	553,023
		1,074,575
Total Corporate Bonds (cost $19,484,560)		19,629,347

Loan Agreements — 90.00%
Communication Services — 7.59%
ABG Intermediate Holdings 2 5.902% (SOFR01M + 2.25%) 2/13/32 •	2,856,150	2,864,310
Coral US Co-Borrower
Tranche B6 6.769% (SOFR01M + 3.11%) 10/15/29 •	2,774,524	2,776,755
Tranche B-7 6.923% (SOFR03M + 3.25%) 1/31/32 •	6,725,000	6,712,391

Digicel International Finance 8.158% (SOFR01M + 4.50%) 8/9/32 •	3,615,750	3,627,953
4    NQ- 215 [0426] 0626 (5551000)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Communication Services (continued)

EOC Borrower Tranche B 6.402% (SOFR01M + 2.75%) 3/24/32 •	3,622,625	$ 3,640,738
Midcontinent Communications 6.152% (SOFR01M + 2.50%) 8/16/31 •	3,373,625	3,373,625
Nexstar Media
Tranche B-5 6.152% (SOFR01M + 2.50%) 6/28/32 •	1,910,563	1,910,960
Tranche B7 6.402% (SOFR01M + 2.75%) 3/18/33 •	985,000	985,769

Speedster Bidco Tranche B1 6.70% (SOFR03M + 3.00%) 12/10/31 •	1,935,523	1,895,603
Sunrise HoldCo III 6.099% (SOFR06M + 2.47%) 2/15/32 •	2,875,000	2,879,850
Telenet Financing 5.769% (SOFR01M + 2.11%) 4/28/28 •	500,000	498,368
Univision Communications 1st Lien 7.95% (SOFR03M + 4.25%) 6/24/29 •	4,190,889	4,201,366
Virgin Media Bristol Tranche Y 6.967% (SOFR06M + 3.28%) 3/31/31 •	2,858,000	2,682,948
Windstream Services 7.652% (SOFR01M + 4.00%) 10/6/32 •	6,668,287	6,701,629
		44,752,265
Consumer Discretionary — 11.21%
Allwyn Entertainment Financing (US) Tranche B 6.163% (SOFR03M + 2.50%) 11/24/32 •	4,770,000	4,724,537
American Axle & Manufacturing Tranche C 6.912% (SOFR03M + 3.35%) 2/3/33 •	1,890,900	1,893,264
Boots Group Finco 6.924% (SOFR03M + 3.25%) 8/30/32 •	1,436,400	1,446,725
Caesars Entertainment Tranche B-1 5.902% (SOFR01M + 2.25%) 2/6/31 •	1,999,200	1,940,889
Clarios Global 6.402% (SOFR01M + 2.75%) 1/28/32 •	4,781,970	4,811,857
Fertitta Entertainment Tranche B 6.902% (SOFR01M + 3.25%) 1/27/29 •	2,996,589	2,972,509
Flutter Entertainment
Tranche B 5.45% (SOFR03M + 1.75%) 11/30/30 •	1,477,428	1,474,351
Tranche B 5.70% (SOFR03M + 2.00%) 6/4/32 •	1,434,162	1,431,175

Flynn Restaurant Group 7.402% (SOFR01M + 3.75%) 1/28/32 •	6,568,650	6,540,733
Gloves Buyer 7.652% (SOFR01M + 4.00%) 5/21/32 •	4,776,000	4,779,978
Highline AfterMarket Acquisition 7.173% (SOFR03M + 3.50%) 2/13/30 •	1,496,212	1,507,434
Hunter Douglas Holding Tranche B-1 6.70% (SOFR03M + 3.00%) 1/17/32 •	4,998,278	4,963,914
NQ- 215 [0426] 0626 (5551000)    5

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Consumer Discretionary (continued)

IRB Holding Tranche B 6.154% (SOFR01M + 2.50%) 12/15/30 •	2,948,683	$ 2,958,717
J&J Ventures Gaming 7.152% (SOFR01M + 3.50%) 4/26/30 •	7,613,100	7,575,035
Lernen Bidco Tranche B3 7.208% (SOFR06M + 3.50%) 10/27/31 •	952,818	932,571
Scientific Games Holdings 6.674% (SOFR03M + 3.00%) 4/4/29 •	2,886,273	2,845,556
Skechers U.S.A. Tranche B-1 6.95% (SOFR03M + 3.25%) 9/13/32 •	3,356,587	3,378,613
Speed Midco 3 Tranche B 6.195% (SOFR06M + 2.50%) 10/7/32 •	952,613	950,231
Tenneco Tranche B 8.756% - 8.800% (SOFR02M + 5.10%) 11/17/28 •	4,240,000	4,245,300
Voyager Parent Tranche B 7.95% (SOFR03M + 4.25%) 7/1/32 •	3,830,774	3,835,264
Wash Multifamily Parent Tranche B 6.902% (SOFR01M + 3.25%) 9/10/32 •	955,000	960,173
		66,168,826
Consumer Staples — 5.27%
Dechra Pharmaceuticals Holdings Tranche B1 6.887% (SOFR03M + 3.00%) 1/27/32 •	952,800	956,254
EG America Tranche B 6.902% (SOFR01M + 3.25%) 2/10/31 •	3,670,000	3,677,644
Fiesta Purchaser 6.402% (SOFR01M + 2.75%) 2/12/31 •	5,728,440	5,668,372
Froneri International Tranche B6 5.877% (SOFR06M + 2.25%) 9/30/32 •	3,840,375	3,818,992
Golden State Foods 7.20% (SOFR03M + 3.50%) 12/4/31 •	4,153,323	4,175,822
Nourish Buyer I 7.669% (SOFR03M + 4.00%) 7/9/32 •	4,115,200	4,151,208
Pegasus Bidco TBD 7/12/29 X	2,992,463	3,007,425
Triton Water Holdings TBD 3/31/31 X	2,000,000	2,014,722
United Natural Foods 8.402% (SOFR01M + 4.75%) 5/1/31 •	3,603,994	3,629,672
		31,100,111
Financials — 15.26%
Acrisure Tranche B7 6.902% (SOFR01M + 3.25%) 6/21/32 •	2,868,325	2,827,689
Alera Group
6.402% (SOFR01M + 2.75%) 5/28/32 •	3,930,275	3,891,176
9.152% (SOFR01M + 5.50%) 5/30/33 •	2,000,000	1,961,000

6    NQ- 215 [0426] 0626 (5551000)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

Allspring Buyer 6.75% (SOFR03M + 3.00%) 11/1/30 •	1,425,600	$ 1,433,237
AmWINS Group 5.652% (SOFR01M + 2.00%) 1/30/32 •	1,513,325	1,513,878
Amynta Agency Borrower 6.152% (SOFR01M + 2.50%) 12/29/31 •	2,870,334	2,853,830
Ardonagh Group Finco Tranche B 6.370% - 6.450% (SOFR03M + 2.75%) 2/15/31 •	3,248,539	3,217,067
Asurion Tranche B-13 7.913% (SOFR03M + 4.25%) 9/19/30 •	3,821,125	3,827,094
Azorra Soar TLB Finance 6.174% (SOFR03M + 2.50%) 10/18/29 •	4,611,646	4,640,469
Chrysaor Bidco Tranche B1 6.669% (SOFR03M + 3.00%) 10/30/31 •	1,886,599	1,897,998
CPI Holdco B Tranche B 5.652% (SOFR01M + 2.00%) 5/17/31 •	1,905,491	1,906,236
DG Investment Intermediate Holdings 2 9.152% (SOFR01M + 5.50%) 7/29/33 •	1,000,000	996,250
Edelman Financial Engines Center Tranche B TBD 12/1/31 X	5,165,000	5,174,684
First Eagle Holdings 7.20% (SOFR03M + 3.50%) 8/16/32 •	4,118,076	4,115,074
Focus Financial Partners Tranche B 6.152% (SOFR01M + 2.50%) 9/15/31 •	4,691,992	4,661,039
Glatfelter 7.923% (SOFR03M + 4.25%) 11/4/31 •	7,042,761	6,800,666
HighTower Holding 6.413% (SOFR02M + 2.75%) 2/3/32 •	1,496,231	1,498,101
HUB International 5.922% (SOFR03M + 2.25%) 6/20/30 •	1,421,226	1,426,555
Hyperion Refinance 6.402% (SOFR01M + 2.75%) 2/15/31 •	913,899	901,457
Jane Street Group 5.673% (SOFR03M + 2.00%) 12/15/31 •	1,496,053	1,495,176
Jefferies Finance 6.418% (SOFR01M + 2.75%) 10/21/31 •	7,110,549	7,070,552
Jupiter Borrower Tranche B TBD 3/25/33 X	3,445,000	3,462,225
Nexus Buyer
7.652% (SOFR01M + 4.00%) 7/31/31 •	955,200	940,275
2nd Lien 9.402% (SOFR01M + 5.75%) 2/16/32 •	3,000,000	2,917,500

Opal Bidco SAS Tranche B4 6.70% (SOFR03M + 3.00%) 4/28/32 •	4,323,275	4,345,791
Osttra Group 1st Lien 7.169% (SOFR03M + 3.50%) 10/8/32 •	4,825,000	4,827,514
OVG Business Services 6.652% (SOFR01M + 3.00%) 6/25/31 •	2,147,139	2,147,139
NQ- 215 [0426] 0626 (5551000)    7

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Financials (continued)

Stonepeak Bayou Holdings 6.45% (SOFR03M + 2.75%) 10/1/32 •	1,920,000	$ 1,880,001
Trucordia Insurance Holdings 6.902% (SOFR01M + 3.25%) 6/17/32 •	1,915,375	1,836,366
Truist Insurance Holdings Tranche B 6.45% (SOFR03M + 2.75%) 5/6/31 •	2,334,153	2,321,754
USI Tranche D 5.95% (SOFR03M + 2.25%) 11/21/29 •	1,263,654	1,266,518
		90,054,311
Healthcare — 9.61%
AthenaHealth Group 6.402% (SOFR01M + 2.75%) 2/15/29 •	3,464,563	3,456,768
Aveanna Healthcare 7.402% (SOFR01M + 3.75%) 9/17/32 •	4,144,811	4,161,001
Charlotte Buyer TBD 2/11/28 X	2,393,939	2,393,791
Ensemble RCM Tranche B 6.663% (SOFR03M + 3.00%) 2/9/33 •	3,790,000	3,766,313
Heartland Dental 7.402% (SOFR01M + 3.75%) 8/25/32 •	10,316,469	10,337,277
Hologic Tranche B 5.924% (SOFR03M + 2.25%) 4/7/33 •	5,685,000	5,662,499
LifePoint Health Tranche B2 7.177% (SOFR03M + 3.50%) 5/16/31 •	2,891,067	2,881,356
Mamba Purchaser 6.402% (SOFR01M + 2.75%) 10/14/31 •	2,982,194	2,990,893
Performance Health Holdings 7.45% (SOFR03M + 3.75%) 3/19/32 •	4,264,807	4,179,511
Raven Acquisition Holdings 6.652% (SOFR01M + 3.00%) 11/19/31 •	4,070,220	4,051,000
Select Medical TBD 12/31/31 X	3,000,000	3,015,000
Southern Veterinary Partners 6.154% (SOFR01M + 2.50%) 12/4/31 •	1,902,938	1,901,390
Surgery Center Holdings 6.152% (SOFR01M + 2.50%) 12/19/30 •	1,481,067	1,487,083
US Fertility Enterprises 7.152% (SOFR01M + 3.50%) 12/10/32 •	1,650,000	1,659,969
Zelis Payments Buyer 6.902% (SOFR01M + 3.25%) 11/26/31 •	4,833,812	4,779,708
		56,723,559
Industrial — 0.29%
Quartz AcquireCo Tranche B-2 5.95% (SOFR03M + 2.25%) 6/28/30 •	2,063,335	1,723,400
		1,723,400
8    NQ- 215 [0426] 0626 (5551000)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials — 17.06%
AlixPartners 5.652% (SOFR01M + 2.00%) 8/12/32 •	1,720,687	$ 1,722,685
Allied Universal Holdco 6.902% (SOFR01M + 3.25%) 8/20/32 •	955,200	959,030
Anticimex Global AB Tranche B8 6.573% (SOFR03M + 2.90%) 11/17/31 •	950,225	954,680
Astro Acquisition 6.95% (SOFR03M + 3.25%) 8/30/32 •	1,913,205	1,928,750
Azuria Water Solutions 6.416% (SOFR03M + 2.75%) 4/25/33 •	2,519,118	2,517,936
BradyPlus Holdings 7.152% (SOFR01M + 3.50%) 12/29/32 •	3,250,000	3,251,008
Cimpress PLC Tranche B-1 6.152% (SOFR01M + 2.50%) 5/17/28 •	3,456,140	3,464,781
Columbus McKinnon Tranche B TBD 2/3/33 X	3,000,000	3,009,375
Composecure Holdings 5.918% (SOFR01M + 2.25%) 1/14/33 •	3,710,000	3,723,912
CPV Fairview Tranche B 6.20% (SOFR03M + 2.50%) 8/14/31 •	6,006,045	6,014,802
Dayforce 6.663% 2/4/33 •	5,730,000	5,420,712
GFL Environmental Services 6.166% (SOFR03M + 2.50%) 3/3/32 •	1,915,375	1,923,155
Goat Holdco Tranche B 6.152% (SOFR01M + 2.50%) 1/27/32 •	2,965,629	2,972,118
Grant Thornton Advisors 6.402% (SOFR01M + 2.75%) 6/2/31 •	1,315,067	1,279,560
Gryphon Acquire NewCo Tranche B 6.675% (SOFR03M + 3.00%) 9/10/32 •	4,810,000	4,826,032
HDI Aerospace Intermediate Holding III 7.424% (SOFR02M + 3.75%) 2/11/32 •	1,935,450	1,947,547
Indicor Tranche E 6.20% (SOFR03M + 2.50%) 11/22/29 •	2,984,879	2,996,338
Kaman 5.95% (SOFR03M + 2.25%) 2/26/32 •	2,297,564	2,309,929
Lsf12 Crown US Commercial Bidco 6.665% (SOFR01M + 3.00%) 12/2/31 •	6,265,643	6,309,502
Mermaid Bidco Tranche B 6.913% (SOFR02M + 3.25%) 7/3/31 •	4,326,564	4,250,849
Pfi Lower Midco 7.652% (SOFR01M + 4.00%) 12/1/32 •	947,625	954,732
Pre-Paid Legal Services 1st Lien 6.902% (SOFR01M + 3.25%) 12/15/28 •	480,161	441,148
Radar Bidco Tranche B4 6.424% (SOFR03M + 2.75%) 4/4/31 •	4,283,025	4,265,627
Rockpoint Gas Storage Partners 6.20% (SOFR03M + 2.50%) 9/18/31 •	3,814,051	3,827,400
Ryan 7.152% (SOFR01M + 3.50%) 11/5/32 •	7,635,000	7,539,562
NQ- 215 [0426] 0626 (5551000)    9

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Industrials (continued)
SunSource Borrower 7.752% (SOFR01M + 4.10%) 3/25/31 •	3,911,403	$ 3,929,126
Touchdown Acquirer Tranche B 6.163% (SOFR03M + 2.50%) 2/21/31 •	1,505,982	1,491,863
Transdigm
Tranche J 6.152% (SOFR01M + 2.50%) 2/28/31 •	1,496,193	1,500,261
Tranche M 6.152% (SOFR01M + 2.50%) 8/19/32 •	4,771,025	4,785,042

VSE Tranche B TBD 5/5/33 X	2,675,000	2,690,884
White Cap Supply Holdings Tranche C 6.918% (SOFR01M + 3.25%) 10/19/29 •	4,491,624	4,479,928
Windsor Holdings III Tranche B 6.402% (SOFR01M + 2.75%) 8/1/30 •	2,959,759	2,955,136
		100,643,410
Information Technology — 8.70%
BCPE Pequod Buyer 6.402% (SOFR01M + 2.75%) 11/25/31 •	3,208,322	3,177,041
Clover Holdings 2 7.402% (SOFR01M + 3.75%) 12/9/31 •	8,687,250	8,513,505
Cotiviti
6.415% (SOFR01M + 2.75%) 3/26/32 •	2,977,500	2,742,278
7.625% 5/1/31	5,750,000	5,467,290

Disco Parent 6.673% (SOFR03M + 3.00%) 8/6/32 •	718,200	715,507
First Advantage Holdings Tranche B 6.45% (SOFR03M + 2.75%) 10/31/31 •	1,358,456	1,342,536
Genesys Cloud Services Holdings II 6.152% (SOFR01M + 2.50%) 1/30/32 •	1,900,937	1,841,830
Hudson River Trading Tranche B-2 6.161% (SOFR01M + 2.50%) 3/18/30 •	2,992,500	3,004,344
Icon Parent I 6.437% (SOFR03M + 2.75%) 11/13/31 •	2,965,100	2,883,097
IGT Holding IV AB Tranche B7 6.70% (SOFR03M + 3.00%) 9/1/31 •	2,840,000	2,820,475
ION Platform Finance US 7.45% (SOFR03M + 3.75%) 10/7/32 •	5,730,000	4,701,671
Leia Finco US 6.927% (SOFR03M + 3.25%) 10/9/31 •	945,226	892,451
Proofpoint Tranche B 6.70% (SOFR03M + 3.00%) 8/31/28 •	1,184,887	1,151,284
Sanmina Tranche B 5.665% (SOFR01M + 2.00%) 10/27/32 •	2,875,000	2,892,969
UKG Tranche B 6.163% (SOFR03M + 2.50%) 2/10/31 •	3,009,875	2,909,231
Viavi Solutions Tranche B 6.18% (SOFR03M + 2.50%) 10/18/32 •	3,607,500	3,631,172
10    NQ- 215 [0426] 0626 (5551000)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Information Technology (continued)

Xplor T1 7.167% (SOFR03M + 3.50%) 12/1/32 •	2,845,700	$ 2,653,615
		51,340,296
Materials — 11.38%
Ahlstrom Holding 3 Oy Tranche B1 8.211% (SOFR03M + 4.51%) 5/23/30 •	3,826,160	3,775,145
Arsenal Aic Parent Tranche B 6.402% (SOFR01M + 2.75%) 8/18/30 •	1,659,770	1,667,551
Bakelite US Holdco 7.45% (SOFR03M + 3.75%) 12/23/31 •	6,171,875	6,021,436
Clydesdale Acquisition Holdings
Tranche B 6.827% (SOFR01M + 3.18%) 4/13/29 •	2,108,813	2,015,234
Tranche B 6.902% (SOFR01M + 3.25%) 4/1/32 •	5,602,242	5,210,959

Form Technologies 9.422% (SOFR03M + 5.75%) 7/19/30 •	5,706,875	5,195,636
Ineos Quattro Holdings UK Tranche B 7.902% (SOFR01M + 4.25%) 10/7/31 •	4,742,100	4,173,048
Ineos US Finance 6.652% (SOFR01M + 3.00%) 2/7/31 •	1,900,877	1,761,480
Mauser Packaging Solutions Holding Company Tranche B 7.164% (SOFR02M + 3.50%) 4/15/30 •	4,245,000	4,180,264
Olympus Water US Holding Tranche B-6 6.70% (SOFR03M + 3.00%) 6/20/31 •	4,473,215	4,428,174
Plastipak Packaging Tranche B 6.152% (SOFR01M + 2.50%) 9/10/32 •	1,422,850	1,420,515
ProAmpac PG Borrower 1st Lien 7.652% - 7.663% (SOFR03M + 4.00%) 3/7/33 •	4,220,000	4,131,380
Schweitzer-Mauduit International Tranche B 8.152% (SOFR01M + 4.50%) 4/4/33 •	4,445,000	4,417,219
SCIL USA Holdings Tranche B2 7.788% (SOFR06M + 4.00%) 11/8/32 •	1,905,225	1,883,791
Sparta US HoldCo 6.665% (SOFR01M + 3.00%) 8/2/30 •	3,979,974	3,989,924
Sword Purchaser 7.652% (SOFR01M + 4.00%) 4/9/33 •	5,670,000	5,520,148
TricorBraun 6.902% (SOFR01M + 3.25%) 3/3/31 •	952,519	913,972
Usalco 7.154% (SOFR01M + 3.50%) 9/30/31 •	3,100,721	3,104,597
White Cap Supply Holdings Tranche D 7.168% (SOFR01M + 3.50%) 2/10/33 •	1,905,000	1,895,624
Zekelman Industries 5.908% (SOFR01M + 2.25%) 1/24/31 •	1,454,271	1,460,893
		67,166,990
NQ- 215 [0426] 0626 (5551000)    11

Schedule of investments
Nomura Floating Rate Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Utilities — 3.63%
CPV Three Rivers 6.423% (SOFR03M + 2.75%) 4/15/33 •	940,000	$ 944,700
Hamilton Projects Acquiror 6.152% (SOFR01M + 2.50%) 5/30/31 •	8,901,469	8,967,438
Lackawanna Energy Center Tranche B 6.411% (SOFR01M + 2.75%) 8/5/32 •	910,628	915,182
MRP Buyer 13.90% (SOFR03M + 3.25%)6/4/32 •	6,712,785	6,733,762
NRG Energy TBD 4/28/33 X	940,000	944,083
TerraForm Power Operating 5.70% (SOFR03M + 2.00%) 5/21/29 •	1,486,768	1,480,573
Venture Global Calcasieu Pass 6.954% (SOFR06M + 3.25%) 4/11/33 •	1,410,000	1,415,949
		21,401,687
Total Loan Agreements (cost $534,067,614)		531,074,855
	Number of shares
Common Stock — 0.01%♣
Consumer Discretionary — 0.01%
Studio City International Holdings ADR †	29,695	69,783
Total Common Stock (cost $89,260)		69,783

Exchange-Traded Fund — 0.87%
Invesco Senior Loan ETF	250,000	5,145,000
Total Exchange-Traded Fund (cost $5,270,313)		5,145,000

Short-Term Investments — 5.14%
Money Market Mutual Funds — 5.14%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	6,796,651	6,796,651
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.54%)	6,796,652	6,796,652
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	6,796,652	6,796,652
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	6,796,651	6,796,651
12    NQ- 215 [0426] 0626 (5551000)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 3.65%)	3,163,468	$ 3,163,468
Total Short-Term Investments (cost $30,350,074)		30,350,074
Total Value of Securities—103.81% (cost $617,274,057)		612,608,196

Liabilities Net of Receivables and Other Assets—(3.81%)		(22,497,971)
Net Assets Applicable to 75,287,387 Shares Outstanding—100.00%		$590,110,225
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of Rule 144A securities was $45,731,570, which represents 7.75% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2026. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
X	This loan will settle after April 30, 2026, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
NQ- 215 [0426] 0626 (5551000)    13

Schedule of investments
Nomura Floating Rate Fund
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2026:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Azuria Water Solutions TBD 4/25/33 X	$335,882	$335,725	$335,043	$682
First Eagle Holdings TBD 8/16/32 X	704,848	704,584	700,041	4,543
Kaman TBD 2/26/32 X	266,498	267,945	266,210	1,735
Raven Acquisition Holdings TBD 11/19/31 X	293,667	292,313	292,472	(159)
US Fertility Enterprises TBD 12/10/32 X	250,000	251,511	248,797	2,714
Total	$1,850,895	$1,852,078	$1,842,563	$9,515
Summary of abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
ETF – Exchange-Traded Fund
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PLC – Public Limited Company
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR02M – Secured Overnight Financing Rate 2 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SOFR06M – Secured Overnight Financing Rate 6 Month
TBD – To be determined
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
14    NQ- 215 [0426] 0626 (5551000)